Fair Value Measurements - Schedule of Fair Value of the Derivative Liability Determined Using Level 3 Inputs (Details) - PERCEPTION CAPITAL CORP IV [Member] - Level 3 [Member]	Dec. 31, 2023	Dec. 28, 2023	Dec. 15, 2023	Nov. 24, 2023
Volatility [Member]
Schedule of Fair Value of the Derivative Liability Determined Using Level 3 Inputs [Line Items]
Derivative liability	194.8	194.4	190.3	176
Market warrant price [Member]
Schedule of Fair Value of the Derivative Liability Determined Using Level 3 Inputs [Line Items]
Derivative liability	0.0501	0.0501	0.0746	0.0787
Exercise price [Member]
Schedule of Fair Value of the Derivative Liability Determined Using Level 3 Inputs [Line Items]
Derivative liability	0.1	0.1	0.1	0.1
Risk free rate [Member]
Schedule of Fair Value of the Derivative Liability Determined Using Level 3 Inputs [Line Items]
Derivative liability	4.43	4.45	4.6	5.01
Term of warrant exercise [Member]
Schedule of Fair Value of the Derivative Liability Determined Using Level 3 Inputs [Line Items]
Derivative liability	1.65	1.66	1.69	1.75